CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		Common Stock Class A ordinary shares CNY (¥) shares		Common Stock Class B ordinary shares CNY (¥) shares		Treasury shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥) shares		USD ($) shares
Beginning balance at Dec. 31, 2021		¥ 58		¥ 99			¥ 11,764,059	¥ 122,429	¥ (1,300,144)	¥ (76,300)			¥ 10,510,201
Beginning balance, shares at Dec. 31, 2021 | shares		86,993,764		151,076,517
Acquisition of entity under common control							573,714						573,714
Share-based compensation							156,478						156,478
Class B ordinary shares converted to Class A ordinary shares		¥ 1		¥ (1)
Class B ordinary shares converted to Class A ordinary shares (in shares) | shares		690,000		(690,000)
Issuance of ordinary shares for exercised share options							2,284						¥ 2,284
Issuance of ordinary shares for exercised share options (shares) | shares		133,313											133,313		133,313
Issuance of ordinary shares for restricted share units		¥ 1					(1)
Issuance of ordinary shares for restricted share units, shares | shares		1,584,407
Net Income (Loss)									(547,673)				¥ (547,673)	[1]
Unrealized securities holding gains/losses										85,997			85,997	[1]
Foreign currency translation adjustment, net of nil tax										628,390			628,390	[1]
Ending balance at Dec. 31, 2022	[2]	¥ 60		¥ 98			12,496,534	122,429	(1,847,817)	638,087			11,409,391
Ending balance, shares at Dec. 31, 2022 | shares		89,401,484	[2]	150,386,517	[2]						89,401,484	150,386,517
Acquisition of entity under common control							(574,826)						(574,826)
Share-based compensation							78,265						78,265
Issuance of ordinary shares for exercised share options							127						¥ 127
Issuance of ordinary shares for exercised share options (shares) | shares		7,000											7,000		7,000
Issuance of ordinary shares for restricted share units		¥ 1											¥ 1
Issuance of ordinary shares for restricted share units, shares | shares		2,447,365
Repurchase of shares						¥ (206,345)							(206,345)
Repurchase of shares (in shares) | shares		(9,158,997)				9,158,997
Net Income (Loss)									(204,519)				(204,519)
Unrealized securities holding gains/losses										(20,824)			(20,824)
Foreign currency translation adjustment, net of nil tax										143,329			143,329
Ending balance at Dec. 31, 2023		¥ 61		¥ 98		¥ (206,345)	12,000,100	122,429	(2,052,336)	760,592			10,624,599
Ending balance, shares at Dec. 31, 2023 | shares		82,696,852		150,386,517							82,696,852	150,386,517
Ending balance (shares) at Dec. 31, 2023 | shares						9,158,997
Share-based compensation							64,520						64,520
Issuance of ordinary shares for exercised share options							680						¥ 680
Issuance of ordinary shares for exercised share options (shares) | shares		37,502											37,502		37,502
Issuance of ordinary shares for restricted share units		¥ 2											¥ 2
Issuance of ordinary shares for restricted share units, shares | shares		2,005,774
Repurchase and cancellation of shares		¥ (11)				¥ 98,244	(346,565)						(248,332)
Repurchase and cancellation of shares (in shares) | shares		(9,894,730)				(5,297,770)
Net Income (Loss)									(47,955)				(47,955)		$ (6,571)
Unrealized securities holding gains/losses										(63,964)			(63,964)		(8,763)
Foreign currency translation adjustment, net of nil tax										73,372			73,372		10,052
Dividends payable							(2,852,243)						(2,852,243)
Ending balance at Dec. 31, 2024		¥ 52		¥ 98		¥ (108,101)	¥ 8,866,492	¥ 122,429	¥ (2,100,291)	¥ 770,000			¥ 7,550,679		$ 1,034,438
Ending balance, shares at Dec. 31, 2024 | shares		74,845,398		150,386,517							74,845,398	150,386,517
Ending balance (shares) at Dec. 31, 2024 | shares						3,861,227

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).
[2]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in the Note 2 (d).